BALANCE SHEETS - Parenthetical - shares	Dec. 31, 2021	Dec. 31, 2020
Details
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,780,707	2,780,707
Common Stock, Shares, Outstanding	1,255,640	1,255,640
Treasury Stock, Shares	1,525,067	1,525,067